UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09235

                        First Defined Portfolio Fund, LLC
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.


TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
----------   ----------------------------------------------------   ------------
COMMON STOCKS - 99.5%
             AEROSPACE & DEFENSE - 1.1%
     3,255   Aerovironment, Inc. (b) ............................   $     68,029
     1,357   American Science & Engineering, Inc. ...............         75,721
     2,505   Axsys Technologies, Inc. (b) .......................        105,310
                                                                    ------------
                                                                         249,060
                                                                    ------------
             AIR FREIGHT & LOGISTICS - 0.6%
     2,950   C.H. Robinson Worldwide, Inc. ......................        134,549
                                                                    ------------
             AIRLINES - 0.8%
     3,237   Allegiant Travel Company (b) .......................        147,154
     7,352   Hawaiian Holdings, Inc. (b) ........................         27,423
                                                                    ------------
                                                                         174,577
                                                                    ------------
             AUTOMOBILES - 0.9%
     8,455   Daimler AG .........................................        215,941
                                                                    ------------
             BEVERAGES - 2.0%
     1,311   Hansen Natural Corp. (b) ...........................         47,196
     8,205   PepsiCo, Inc. ......................................        422,393
                                                                    ------------
                                                                         469,589
                                                                    ------------
             BIOTECHNOLOGY - 14.2%
    42,790   Amgen, Inc. (b) ....................................      2,118,961
     1,245   Cephalon, Inc. (b) .................................         84,784
    21,718   Gilead Sciences, Inc. (b) ..........................      1,005,978
     1,366   Myriad Genetics, Inc. (b) ..........................         62,112
                                                                    ------------
                                                                       3,271,835
                                                                    ------------
             CAPITAL MARKETS - 3.9%
    11,690   Credit Suisse Group AG, ADR ........................        356,428
     7,940   Deutsche Bank AG ...................................        322,761
     3,805   Stifel Financial Corp. (b) .........................        164,795
     4,079   SWS Group, Inc. ....................................         63,347
                                                                    ------------
                                                                         907,331
                                                                    ------------
             CHEMICALS - 0.1%
     2,903   Innophos Holdings, Inc. ............................         32,746
                                                                    ------------
             COMMERCIAL BANKS - 6.0%
    26,155   Banco Bilbao Vizcaya Argentaria S.A., ADR ..........        212,640
    33,650   Banco Santander S.A., ADR ..........................        232,185
    15,095   BNP Paribas, ADR ...................................        312,466
     4,986   Community Bank System, Inc. ........................         83,515
     3,224   First Financial Bankshares, Inc. ...................        155,300
     6,834   HSBC Holdings PLC, ADR .............................        192,855
     9,890   Old National Bancorp ...............................        110,471
     4,247   S&T Bancorp, Inc. ..................................         90,079
                                                                    ------------
                                                                       1,389,511
                                                                    ------------
             COMMERCIAL SERVICES & SUPPLIES - 0.2%
    1,969    Cintas Corp. .......................................         48,674
                                                                    ------------
             COMPUTERS & PERIPHERALS - 0.4%
    5,694    Lexmark International, Inc., Class A (b) ...........         96,058
                                                                    ------------

                 See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
----------   ----------------------------------------------------   ------------
COMMON STOCKS - (CONTINUED)
             CONSUMER FINANCE - 0.6%
     6,146   EZCORP, Inc., Class A (b) ..........................   $     71,109
     4,643   First Cash Financial Services, Inc. (b) ............         69,274
                                                                    ------------
                                                                         140,383
                                                                    ------------
             CONTAINERS & PACKAGING - 0.8%
     6,922   Rock-Tenn Company, Class A .........................        187,240
                                                                    ------------
             DIVERSIFIED CONSUMER SERVICES - 2.6%
     5,434   Apollo Group, Inc., Class A (b) ....................        425,645
     1,153   DeVry, Inc. ........................................         55,552
       618   ITT Educational Services, Inc. (b) .................         75,038
       212   Strayer Education, Inc. ............................         38,132
                                                                    ------------
                                                                         594,367
                                                                    ------------
             DIVERSIFIED FINANCIAL SERVICES - 0.3%
     3,430   Moody's Corp. ......................................         78,616
                                                                    ------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 4.3%
    31,905   AT&T, Inc. .........................................        804,006
    16,123   BT Group PLC, ADR ..................................        180,094
                                                                    ------------
                                                                         984,100
                                                                    ------------
             ELECTRIC UTILITIES - 0.5%
     3,687   Southern Company ...................................        112,896
                                                                    ------------
             ENERGY EQUIPMENT & SERVICES - 0.1%
       540   ENSCO International, Inc. ..........................         14,256
                                                                    ------------
             FOOD & STAPLES RETAILING - 0.3%
     1,016   Nash Finch Company .................................         28,539
     1,951   Spartan Stores, Inc. ...............................         30,065
                                                                    ------------
                                                                          58,604
                                                                    ------------
             FOOD PRODUCTS - 1.0%
     1,879   Campbell Soup Company ..............................         51,409
     6,492   TreeHouse Foods, Inc. (b) ..........................        186,905
                                                                    ------------
                                                                         238,314
                                                                    ------------
             GAS UTILITIES - 0.6%
     3,429   Laclede Group (The), Inc. ..........................        133,662
                                                                    ------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
     4,215   Cyberonics, Inc. (b) ...............................         55,933
     5,300   Greatbatch, Inc. (b) ...............................        102,555
     4,393   Merit Medical Systems, Inc. (b) ....................         53,639
                                                                    ------------
                                                                         212,127
                                                                    ------------
             HEALTH CARE PROVIDERS & SERVICES - 0.8%
     4,436   Gentiva Health Services, Inc. (b) ..................         67,427
     4,895   Hanger Orthopedic Group, Inc. (b) ..................         64,859
     2,830   LHC Group, Inc. (b) ................................         63,052
                                                                    ------------
                                                                         195,338
                                                                    ------------
             HEALTH CARE TECHNOLOGY - 0.2%
     1,700   Computer Programs & Systems, Inc. ..................         56,559
                                                                    ------------

                 See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
----------   ----------------------------------------------------   ------------
COMMON STOCKS - (CONTINUED)
             HOTELS, RESTAURANTS & LEISURE - 9.2%
    37,833   McDonald's Corp. ...................................   $  2,064,547
       897   Panera Bread Company, Class A (b) ..................         50,142
                                                                    ------------
                                                                       2,114,689
                                                                    ------------
             HOUSEHOLD PRODUCTS - 0.7%
     2,682   Colgate-Palmolive Company ..........................        158,184
                                                                    ------------
             INDUSTRIAL CONGLOMERATES - 2.5%
    56,937   General Electric Company ...........................        575,633
                                                                    ------------
             INSURANCE - 4.1%
    30,007   Allianz SE, ADR ....................................        250,859
    14,439   AXA S.A., ADR ......................................        172,979
     2,272   Infinity Property & Casualty Corp. .................         77,089
     6,825   Swiss Reinsurance Company, ADR .....................        113,295
     8,204   Travelers (The) Companies, Inc. ....................        333,411
                                                                    ------------
                                                                         947,633
                                                                    ------------
             INTERNET & CATALOG RETAIL - 0.5%
     1,571   Netflix, Inc. (b) ..................................         67,427
     3,471   PetMed Express, Inc. (b) ...........................         57,202
                                                                    ------------
                                                                         124,629
                                                                    ------------
             IT SERVICES - 0.7%
     5,388   CSG Systems International, Inc. (b) ................         76,941
       844   ManTech International Corp., Class A (b) ...........         35,364
     3,260   SAIC, Inc. (b) .....................................         60,864
                                                                    ------------
                                                                         173,169
                                                                    ------------
             LIFE SCIENCES TOOLS & SERVICES - 0.5%
     6,556   Luminex Corp. (b) ..................................        118,795
                                                                    ------------
             MACHINERY - 3.2%
    20,631   Caterpillar, Inc. ..................................        576,843
     5,916   Dover Corp. ........................................        156,064
                                                                    ------------
                                                                         732,907
                                                                    ------------
             MEDIA - 1.8%
    18,116   DIRECTV Group (The), Inc. (b) ......................        412,864
                                                                    ------------
             METALS & MINING - 0.2%
       776   Compass Minerals International, Inc. ...............         43,743
                                                                    ------------
             MULTI-UTILITIES - 0.3%
     1,138   Sempra Energy ......................................         52,621
     1,001   TECO Energy, Inc. ..................................         11,161
                                                                    ------------
                                                                          63,782
                                                                    ------------
             MULTILINE RETAIL - 0.5%
     1,478   Dollar Tree, Inc. (b) ..............................         65,845
     1,765   Family Dollar Stores, Inc. .........................         58,898
                                                                    ------------
                                                                         124,743
                                                                    ------------
             OIL, GAS & CONSUMABLE FUELS - 11.1%
     7,021   BP PLC, ADR ........................................        281,542
     7,632   Chevron Corp. ......................................        513,176

                 See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
----------   ----------------------------------------------------   ------------
COMMON STOCKS - (CONTINUED)
             OIL, GAS & CONSUMABLE FUELS - (CONTINUED)
     1,757   Clayton Williams Energy, Inc. (b) ..................   $     51,375
     6,754   ENI SpA, ADR .......................................        258,813
       966   EOG Resources, Inc. ................................         52,898
    11,459   Exxon Mobil Corp. ..................................        780,358
     5,602   Goodrich Petroleum Corp. (b) .......................        108,455
    19,579   StatoilHydro ASA, ADR ..............................        341,458
     8,625   VAALCO Energy, Inc. (b) ............................         45,626
     4,323   World Fuel Services Corp. ..........................        136,736
                                                                    ------------
                                                                       2,570,437
                                                                    ------------
             PHARMACEUTICALS - 5.0%
     1,830   Forest Laboratories, Inc. (b) ......................         40,187
    19,022   Johnson & Johnson ..................................      1,000,557
     9,614   Questcor Pharmaceuticals, Inc. (b) .................         47,301
    12,296   ViroPharma, Inc. (b) ...............................         64,554
                                                                    ------------
                                                                       1,152,599
                                                                    ------------
             PROFESSIONAL SERVICES - 0.6%
     1,748   Dun & Bradstreet (The), Corp. ......................        134,596
                                                                    ------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6%
     2,345   Public Storage .....................................        129,561
                                                                    ------------
             ROAD & RAIL - 0.9%
     3,827   Arkansas Best Corp. ................................         72,790
     4,879   Genesee & Wyoming Inc., Class A (b) ................        103,679
     1,774   J.B. Hunt Transport Services, Inc. .................         42,771
                                                                    ------------
                                                                         219,240
                                                                    ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
    26,079   Altera Corp. .......................................        457,686
    12,857   Microchip Technology, Inc. .........................        272,440
                                                                    ------------
                                                                         730,126
                                                                    ------------
             SOFTWARE - 5.9%
     3,821   Check Point Software Technologies Ltd. (b) .........         84,864
    58,194   Microsoft Corp. ....................................      1,069,024
     4,443   Quality Systems, Inc. ..............................        201,046
                                                                    ------------
                                                                       1,354,934
                                                                    ------------
             SPECIALTY RETAIL - 2.6%
     1,184   AutoZone, Inc. (b) .................................        192,542
     4,575   Bed Bath & Beyond, Inc. (b) ........................        113,231
     6,552   Hot Topic, Inc. (b) ................................         73,317
     1,818   Jos. A. Bank Clothiers, Inc. (b) ...................         50,559
     2,282   Ross Stores, Inc. ..................................         81,878
     1,331   Tractor Supply Company (b) .........................         47,996
    15,300   Wet Seal (The), Inc., Class A (b) ..................         51,408
                                                                    ------------
                                                                         610,931
                                                                    ------------
             TEXTILES, APPAREL & LUXURY GOODS - 0.1%
     1,576   Coach, Inc. (b) ....................................         26,319
                                                                    ------------

                 See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                          VALUE
----------   ----------------------------------------------------   ------------
COMMON STOCKS - (CONTINUED)
             TRADING COMPANIES & DISTRIBUTORS - 1.5%
     6,610   Beacon Roofing Supply, Inc. (b) ....................   $     88,508
     2,617   Fastenal Company ...................................         84,150
     2,435   W.W. Grainger, Inc. ................................        170,888
                                                                    ------------
                                                                         343,546
                                                                    ------------
             WATER UTILITIES - 0.6%
     3,128   California Water Service Group .....................        130,938
                                                                    ------------
             TOTAL INVESTMENTS - 99.5% ..........................     22,990,331
             (Cost $29,354,736) (c)
             NET OTHER ASSETS AND LIABILITIES - 0.5% ............        117,919
                                                                    ------------
             NET ASSETS - 100.0% ................................   $ 23,108,250
                                                                    ============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $332,318 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,696,723.

ADR  American Depositary Receipt

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

VALUATION INPUTS                                    INVESTMENTS
----------------                                    ------------
Level 1  - Quoted Prices                             $22,990,331
Level 2  - Other Significant Observable Inputs                --
Level 3  - Significant Unobservable Inputs                    --
                                                     -----------
TOTAL                                                $22,990,331
                                                     ===========

                See Notes to Quarterly Portfolio of Investments

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)

  SHARES                    DESCRIPTION                                VALUE
---------- ------------------------------------------------------   ------------
COMMON STOCKS - 97.0%
             AEROSPACE & DEFENSE - 11.0%
    14,636   Boeing (The), Company ..............................   $    520,750
                                                                    ------------
             DIVERSIFIED FINANCIAL SERVICES - 6.6%
    45,598   Bank of America Corp. ......... ....................        310,978
                                                                    ------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 11.3%
    21,386   AT&T, Inc. .........................................        538,927
                                                                    ------------
             FOOD PRODUCTS - 10.7%
    22,698   Kraft Foods, Inc., Class A .........................        505,938
                                                                    ------------
             HOTELS, RESTAURANTS & LEISURE - 11.2%
     9,778   McDonald's Corp. ...................................        533,585
                                                                    ------------
             INDUSTRIAL CONGLOMERATES - 8.1%
    38,161   General Electric Company ...........................        385,808
                                                                    ------------
             MACHINERY - 8.1%
    13,828   Caterpillar, Inc. ..................................        386,631
                                                                    ------------
             MEDIA - 10.3%
    26,856   Walt Disney (The), Company .........................        487,705
                                                                    ------------
             METALS & MINING - 8.7%
    56,473   Alcoa, Inc. ........................................        414,512
                                                                    ------------
             OIL, GAS & CONSUMABLE FUELS - 11.0%
     7,682   Exxon Mobil Corp. ..................................        523,144
                                                                    ------------
             TOTAL INVESTMENTS - 97.0% .........................       4,607,978
             (Cost $6,447,982) (b)
             NET OTHER ASSETS AND LIABILITIES - 3.0% ............        141,715
                                                                    ------------
             NET ASSETS - 100.0% ................................   $  4,749,693
                                                                    ============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,840,004.

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

VALUATION INPUTS                                    INVESTMENTS
----------------                                    -----------
Level 1 - Quoted Prices                              $4,607,978
Level 2 - Other Significant Observable Inputs                --
Level 3 - Significant Unobservable Inputs                    --
                                                     ----------
TOTAL                                                $4,607,978
                                                     ==========

                 See Notes to Quarterly Portfolio of Investments

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                          VALUE
----------   ----------------------------------------------------   ------------
COMMON STOCKS - 98.9%
             CHEMICALS - 12.9%
    27,393   Eastman Chemical Company ...........................   $    734,132
    36,306   Sensient Technologies Corp. ........................        853,191
                                                                    ------------
                                                                       1,587,323
                                                                    ------------
             COMMERCIAL BANKS - 25.2%
    31,420   BB&T Corp. .........................................        531,626
    65,394   F.N.B. Corp. .......................................        501,572
    75,909   First BanCorp. .....................................        323,372
    90,254   Fulton Financial Corp. ............................         598,384
   105,927   Regions Financial Corp. ............................        451,249
    28,959   SunTrust Banks, Inc. ...............................        339,979
    36,512   Zions Bancorporation ..............................         358,913
                                                                    ------------
                                                                       3,105,095
                                                                    ------------
             COMMERCIAL SERVICES & SUPPLIES - 3.7%
    62,000   R.R. Donnelley & Sons Company ......................        454,460
                                                                    ------------
             ELECTRIC UTILITIES - 11.0%
    26,077   American Electric Power Company, Inc. ..............        658,705
    26,151   Pinnacle West Capital Corp. ........................        694,571
                                                                    ------------
                                                                       1,353,276
                                                                    ------------
             INDUSTRIAL CONGLOMERATES - 3.0%
    64,836   Textron, Inc. ......................................        372,159
                                                                    ------------
             MACHINERY - 11.7%
    49,865   Briggs & Stratton Corp. ............................        822,772
    43,780   Timken (The), Company ..............................        611,169
                                                                    ------------
                                                                       1,433,941
                                                                    ------------
             MULTI-UTILITIES - 12.5%
    76,395   NiSource, Inc. .....................................        748,671
    70,528   TECO Energy, Inc. ..................................        786,387
                                                                    ------------
                                                                       1,535,058
                                                                    ------------
             PAPER & FOREST PRODUCTS - 7.6%
    78,181   MeadWestvaco Corp. .................................        937,390
                                                                    ------------
             THRIFTS & MORTGAGE FINANCE - 4.6%
    52,105  First Niagara Financial Group, Inc. .................        567,945
                                                                    ------------
             TOBACCO - 6.7%
    27,548   Universal Corp. ....................................        824,236
                                                                    ------------
             TOTAL INVESTMENTS - 98.9% ..........................     12,170,883
             (Cost $19,195,755) (b)
             NET OTHER ASSETS AND LIABILITIES - 1.1% ............        137,238
                                                                    ------------
             NET ASSETS - 100.0% ................................   $ 12,308,121
                                                                    ============

                See Notes to Quarterly Portfolio of Investments

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,024,872.

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

VALUATION INPUTS                                    INVESTMENTS
----------------                                    -----------
Level 1 - Quoted Prices                             $12,170,883
Level 2 - Other Significant Observable Inputs                --
Level 3 - Significant Unobservable Inputs                    --
                                                    -----------
TOTAL                                               $12,170,883
                                                    ===========

                See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)

  SHARES                         DESCRIPTION                            VALUE
----------   -----------------------------------------------------   -----------
COMMON STOCKS - 97.3%
             HONG KONG - 39.4%
   949,700   Bank of East Asia (The) Ltd. (b).....................   $ 1,835,065
 1,635,849   BOC Hong Kong (Holdings) Ltd. (b)....................     1,675,397
 1,647,000   Cathay Pacific Airways Ltd. (b)......................     1,633,766
 1,699,000   Citic Pacific Ltd. (b)...............................     1,925,386
 1,800,000   COSCO Pacific Ltd. (b)...............................     1,772,599
                                                                     -----------
                                                                       8,842,213
                                                                     -----------
             UNITED KINGDOM - 29.6%
   913,017   BT Group PLC (b).....................................     1,018,613
 1,288,080   GKN PLC (b)..........................................     1,260,703
 3,074,006   ITV PLC (b)..........................................       837,247
   691,121   Ladbrokes PLC (b)....................................     1,814,332
 1,869,637   Logica PLC (b).......................................     1,704,489
                                                                     -----------
                                                                       6,635,384
                                                                     -----------
             UNITED STATES - 28.3%
   169,583   Alcoa, Inc...........................................     1,244,739
   136,922   Bank of America Corp.................................       933,808
    72,196   E.I. du Pont de Nemours & Company....................     1,612,137
   114,592   General Electric Company.............................     1,158,525
   102,132   Pfizer, Inc..........................................     1,391,038
                                                                     -----------
                                                                       6,340,247
                                                                     -----------
             TOTAL INVESTMENTS - 97.3%                                21,817,844
             (Cost $41,806,954) (c)
             NET OTHER ASSETS AND LIABILITIES - 2.7%..............       594,762
                                                                     -----------
             NET ASSETS - 100.0%..................................   $22,412,606
                                                                     ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) This security is fair valued in accordance with procedures adopted by the Registrant's Board of Trustees.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $19,989,110.

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


VALUATION INPUTS                                                     INVESTMENTS
----------------                                                     -----------
Level 1 - Quoted Prices                                              $ 6,340,247
Level 2 - Other Significant Observable Inputs                         15,477,597
Level 3 - Significant Unobservable Inputs                                     --
                                                                     -----------
TOTAL                                                                $21,817,844
                                                                     ===========


                 See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

Commercial Banks......................................................    15.7%
Industrial Conglomerates..............................................    13.8
Hotels, Restaurants & Leisure.........................................     8.1
Transportation Infrastructure.........................................     7.9
IT Services...........................................................     7.6
Airlines..............................................................     7.3
Chemicals.............................................................     7.2
Pharmaceuticals.......................................................     6.2
Auto Components.......................................................     5.6
Metals & Mining.......................................................     5.5
Diversified Telecommunication Services................................     4.5
Diversified Financial Services........................................     4.2
Media.................................................................     3.7
Net Other Assets and Liabilities......................................     2.7
                                                                         -----
                                                                         100.0%
                                                                         =====

                 See Notes to Quarterly Portfolio of Investments

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)

  SHARES                         DESCRIPTION                            VALUE
----------   -----------------------------------------------------   -----------
COMMON STOCKS - 97.6%
             BEVERAGES - 10.0%
    11,552   PepsiCo, Inc.........................................   $   594,694
                                                                     -----------
             BIOTECHNOLOGY - 13.8%
     9,230   Amgen, Inc. (b)......................................       457,070
     7,806   Gilead Sciences, Inc. (b)............................       361,574
                                                                     -----------
                                                                         818,644
                                                                     -----------
             COMPUTERS & PERIPHERALS - 2.3%
     8,018   Lexmark International, Inc., Class A (b).............       135,264
     3,764   Seagate Technology, Inc. (Escrow Shares) (b) (c).....             0
                                                                     -----------
                                                                         135,264
                                                                     -----------
             DIVERSIFIED FINANCIAL SERVICES - 1.9%
     4,829   Moody's Corp.........................................       110,681
                                                                     -----------
             ELECTRIC UTILITIES - 2.7%
     5,191   Southern Company.....................................       158,948
                                                                     -----------
             ENERGY EQUIPMENT & SERVICES - 0.3%
       762   ENSCO International, Inc.............................        20,117
                                                                     -----------
             FOOD PRODUCTS - 1.2%
     2,644   Campbell Soup Company................................        72,340
                                                                     -----------
             HOTELS, RESTAURANTS & LEISURE - 7.0%
     7,625   McDonald's Corp......................................       416,096
                                                                     -----------
             HOUSEHOLD PRODUCTS - 3.7%
     3,775   Colgate-Palmolive Company............................       222,650
                                                                     -----------
             INSURANCE - 7.9%
    11,548   Travelers (The) Companies, Inc.......................       469,311
                                                                     -----------
             MACHINERY - 3.7%
     8,329   Dover Corp...........................................       219,719
                                                                     -----------
             MULTI-UTILITIES - 1.5%
     1,603   Sempra Energy........................................        74,123
     1,411   TECO Energy, Inc.....................................        15,733
                                                                     -----------
                                                                          89,856
                                                                     -----------
             OIL, GAS & CONSUMABLE FUELS - 13.4%
    10,745   Chevron Corp.........................................       722,494
     1,360   EOG Resources, Inc...................................        74,474
                                                                     -----------
                                                                         796,968
                                                                     -----------
             PHARMACEUTICALS - 1.0%
     2,574   Forest Laboratories, Inc. (b)........................        56,525
                                                                     -----------
             PROFESSIONAL SERVICES - 3.2%
     2,461   Dun & Bradstreet (The), Corp.........................       189,497
                                                                     -----------
             REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.1%
     3,300   Public Storage.......................................       182,325
                                                                     -----------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.2%
    29,458   Altera Corp..........................................       516,988
    18,106   Microchip Technology, Inc............................       383,666
                                                                     -----------
                                                                         900,654
                                                                     -----------

                 See Notes to Quarterly Portfolio of Investments

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

  SHARES                         DESCRIPTION                            VALUE
----------   -----------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
             SPECIALTY RETAIL - 1.1%
       388   AutoZone, Inc. (b)...................................   $    63,097
                                                                     -----------
             TEXTILES, APPAREL & LUXURY GOODS - 0.6%
     2,219   Coach, Inc. (b)......................................        37,057
                                                                     -----------
             TRADING COMPANIES & DISTRIBUTORS - 4.0%
     3,429   W.W. Grainger, Inc...................................       240,647
                                                                     -----------
             TOTAL INVESTMENTS - 97.6%............................     5,795,090
             (Cost $6,471,744) (d)
             NET OTHER ASSETS AND LIABILITIES - 2.4%..............       144,599
                                                                     -----------
             NET ASSETS - 100.0%..................................   $ 5,939,689
                                                                     ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) This security is fair valued in accordance with procedures adopted by the Registrant's Board of Trustees.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $73,871 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $750,525.

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

VALUATION INPUTS                                                     INVESTMENTS
----------------                                                     -----------
Level 1 - Quoted Prices                                               $5,795,090
Level 2 - Other Significant Observable Inputs                                 --
Level 3 - Significant Unobservable Inputs                                     --
                                                                      ----------
TOTAL                                                                 $5,795,090
                                                                      ==========

                 See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)

  SHARES                         DESCRIPTION                            VALUE
----------   -----------------------------------------------------   -----------
COMMON STOCKS - 97.7%
             AIR FREIGHT & LOGISTICS - 6.3%
     3,675   C.H. Robinson Worldwide, Inc. .......................   $   167,616
                                                                     -----------
             BEVERAGES - 4.8%
     3,496   Hansen Natural Corp. (b) ............................       125,856
                                                                     -----------
             BIOTECHNOLOGY - 19.7%
     3,403   Amgen, Inc. (b) .....................................       168,517
     2,536   Cephalon, Inc. (b) ..................................       172,702
     3,819   Gilead Sciences, Inc. (b) ...........................       176,896
                                                                     -----------
                                                                         518,115
                                                                     -----------
             COMMERCIAL SERVICES & SUPPLIES - 5.4%
     5,725   Cintas Corp. ........................................       141,522
                                                                     -----------
             DIVERSIFIED CONSUMER SERVICES - 7.5%
     2,532   Apollo Group, Inc., Class A (b) .....................       198,332
                                                                     -----------
             MEDIA - 7.6%
     8,747   DIRECTV Group (The), Inc. (b) .......................       199,344
                                                                     -----------
             ROAD & RAIL - 4.4%
     4,797   J.B. Hunt Transport Services, Inc. ..................       115,656
                                                                     -----------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.3%
    11,045   Altera Corp. ........................................       193,840
                                                                     -----------
             SOFTWARE - 14.0%
     8,188   Check Point Software Technologies Ltd. (b) ..........       181,855
    10,134   Microsoft Corp. .....................................       186,162
                                                                     -----------
                                                                         368,017
                                                                     -----------
             SPECIALTY RETAIL - 13.9%
     7,735   Bed Bath & Beyond, Inc. (b) .........................       191,441
     4,889   Ross Stores, Inc. ...................................       175,417
                                                                     -----------
                                                                         366,858
                                                                     -----------
             TRADING COMPANIES & DISTRIBUTORS - 6.8%
     5,605   Fastenal Company ....................................       180,229
                                                                     -----------
             TOTAL INVESTMENTS - 97.7% ...........................     2,575,385
             (Cost $2,389,188) (c)
             NET OTHER ASSETS AND LIABILITIES - 2.3% .............        59,638
                                                                     -----------
             NET ASSETS - 100.0% .................................   $ 2,635,023
                                                                     ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $189,513 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,316.

                 See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

VALUATION INPUTS                                                     INVESTMENTS
----------------                                                     -----------
Level 1 - Quoted Prices                                               $2,575,385
Level 2 - Other Significant Observable Inputs                                 --
Level 3 - Significant Unobservable Inputs                                     --
                                                                      ----------
TOTAL                                                                 $2,575,385
                                                                      ==========

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)

  SHARES                         DESCRIPTION                            VALUE
----------   -----------------------------------------------------   -----------
COMMON STOCKS - 98.4%
             AEROSPACE & DEFENSE - 0.3%
       321   Axsys Technologies, Inc. (b) ........................   $    13,492
                                                                     -----------
             AUTOMOBILES - 0.8%
       573   Daimler AG ..........................................        14,634
     1,026   Honda Motor Company Ltd., ADR .......................        24,316
                                                                     -----------
                                                                          38,950
                                                                     -----------
             BIOTECHNOLOGY - 7.1%
     6,219   Amgen, Inc. (b) .....................................       307,965
       497   Myriad Genetics, Inc. (b) ...........................        22,599
                                                                     -----------
                                                                         330,564
                                                                     -----------
             BUILDING PRODUCTS - 0.2%
     1,630   Gibraltar Industries, Inc. ..........................         7,694
     1,107   NCI Building Systems, Inc. (b) ......................         2,458
                                                                     -----------
                                                                          10,152
                                                                     -----------
             CAPITAL MARKETS - 1.6%
       793   Credit Suisse Group AG, ADR .........................        24,179
       539   Deutsche Bank AG ....................................        21,910
     4,125   LaBranche & Company, Inc. (b) .......................        15,428
     1,553   UBS AG (b) ..........................................        14,645
                                                                     -----------
                                                                          76,162
                                                                     -----------
             CHEMICALS - 4.0%
     2,682   Eastman Chemical Company ............................        71,878
       900   OM Group, Inc. (b) ..................................        17,388
     6,273   PolyOne Corp. (b) ...................................        14,491
     3,556   Sensient Technologies Corp. .........................        83,566
                                                                     -----------
                                                                         187,323
                                                                     -----------
             COMMERCIAL BANKS - 9.2%
       863   Bank of Montreal ....................................        22,533
     2,490   Barclays PLC, ADR ...................................        21,165
     3,077   BB&T Corp. ..........................................        52,063
     6,404   F.N.B. Corp. ........................................        49,119
     7,433   First BanCorp. ......................................        31,665
     8,839   Fulton Financial Corp................................        58,603
     2,945   Lloyds TSB Group PLC, ADR ...........................        11,868
     5,510   National Bank of Greece S.A., ADR ...................        16,971
    10,372   Regions Financial Corp. .............................        44,185
     1,525   Royal Bank of Scotland Group PLC, ADR (b) ...........        10,797
     2,307   Sterling Financial Corp. ............................         4,775
     2,836   SunTrust Banks, Inc. ................................        33,295
       626   Toronto-Dominion Bank (The) .........................        21,647
     2,743   UCBH Holdings, Inc. .................................         4,142
       919   Wintrust Financial Corp. ............................        11,304
     3,574   Zions Bancorporation ................................        35,132
                                                                     -----------
                                                                         429,264
                                                                     -----------
             COMMERCIAL SERVICES & SUPPLIES - 1.0%
     6,071   R.R. Donnelley & Sons Company .......................        44,500
                                                                     -----------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

  SHARES                         DESCRIPTION                            VALUE
----------   -----------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
             COMMUNICATIONS EQUIPMENT - 0.4%
       744   Black Box Corp. .....................................   $    17,566
                                                                     -----------
             CONTAINERS & PACKAGING - 1.2%
       473   Rock-Tenn Company, Class A ..........................        12,795
     8,289   Temple-Inland, Inc. .................................        44,512
                                                                     -----------
                                                                          57,307
                                                                     -----------
             DIVERSIFIED CONSUMER SERVICES - 3.8%
       932   Apollo Group, Inc., Class A (b) .....................        73,004
       418   DeVry, Inc. .........................................        20,139
       224   ITT Educational Services, Inc. (b) ..................        27,198
     2,791   Regis Corp. .........................................        40,330
        77   Strayer Education, Inc. .............................        13,850
                                                                     -----------
                                                                         174,521
                                                                     -----------
             DIVERSIFIED FINANCIAL SERVICES - 0.2%
     2,010   ING Groep N.V., ADR .................................        10,934
                                                                     -----------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
       802   Nippon Telegraph & Telephone Corp., ADR .............        15,262
     1,353   Telecom Italia SpA, ADR .............................        17,305
     2,961   Vimpel-Communications, ADR ..........................        19,365
                                                                     -----------
                                                                          51,932
                                                                     -----------
             ELECTRIC UTILITIES - 4.6%
     2,554   American Electric Power Company, Inc. ...............        64,514
     1,976   Great Plains Energy, Inc. ...........................        26,617
     1,903   Korea Electric Power Corp., ADR (b) .................        17,412
     3,899   NV Energy, Inc. .....................................        36,612
     2,560   Pinnacle West Capital Corp. .........................        67,994
                                                                     -----------
                                                                         213,149
                                                                     -----------
             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.8%
     2,110   Avnet, Inc. (b) .....................................        36,946
     1,473   Benchmark Electronics, Inc. (b) .....................        16,498
     4,512   Brightpoint, Inc. (b) ...............................        19,311
     1,870   Checkpoint Systems, Inc. (b) ........................        16,774
       563   Hitachi, Ltd., S.A., ADR ............................        15,454
     2,881   Ingram Micro, Inc., Class A (b) .....................        36,416
     1,609   Synnex Corp. (b) ....................................        31,649
     2,189   Tech Data Corp. (b) .................................        47,676
                                                                     -----------
                                                                         220,724
                                                                     -----------
             ENERGY EQUIPMENT & SERVICES - 2.8%
     1,831   Exterran Holdings, Inc. (b) .........................        29,333
     1,174   Hornbeck Offshore Services, Inc. (b) ................        17,892
     6,165   ION Geophysical Corp. (b) ...........................         9,617
     2,396   Pride International, Inc. (b) .......................        43,080
     1,439   Unit Corp. (b) ......................................        30,104
                                                                     -----------
                                                                         130,026
                                                                     -----------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
----------   ----------------------------------------------------   ------------
COMMON STOCKS - (CONTINUED)
             FOOD & STAPLES RETAILING - 0.8%
     3,174   Great Atlantic & Pacific Tea Company (The),
                Inc. (b) ........................................   $     16,854
       368   Nash Finch Company .................................         10,337
       708   Spartan Stores, Inc. ...............................         10,910
                                                                    ------------
                                                                          38,101
                                                                    ------------
             FOOD PRODUCTS - 0.4%
       601   TreeHouse Foods, Inc. (b) ..........................         17,303
                                                                    ------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
     1,103   Cooper Companies (The), Inc. .......................         29,163
       634   Greatbatch, Inc. (b) ...............................         12,268
                                                                    ------------
                                                                          41,431
                                                                    ------------
             HEALTH CARE PROVIDERS & SERVICES - 2.8%
     2,113   Cross Country Healthcare, Inc. (b) .................         13,840
     3,085   Kindred Healthcare, Inc. (b) .......................         46,121
     1,701   LifePoint Hospitals, Inc. (b) ......................         35,483
     2,921   Wellcare Health Plans, Inc. (b) ....................         32,861
                                                                    ------------
                                                                         128,305
                                                                    ------------
             HEALTH CARE TECHNOLOGY - 0.4%
       617   Computer Programs & Systems, Inc. ..................         20,528
                                                                    ------------
             HOTELS, RESTAURANTS & LEISURE - 8.0%
     6,478   McDonald's Corp. ...................................        353,504
       326   Panera Bread Company, Class A (b) ..................         18,223
                                                                    ------------
                                                                         371,727
                                                                    ------------
             HOUSEHOLD DURABLES - 0.5%
     1,014   Sony Corp., ADR ....................................         20,919
                                                                    ------------
             INDUSTRIAL CONGLOMERATES - 0.8%
     6,349   Textron, Inc. ......................................         36,443
                                                                    ------------
             INSURANCE - 0.9%
     2,037   Allianz SE, ADR ....................................         17,029
       980   AXA S.A., ADR ......................................         11,740
     1,891   Presidential Life Corp. ............................         14,731
                                                                    ------------
                                                                          43,500
                                                                    ------------
             INTERNET & CATALOG RETAIL - 0.5%
       571   Netflix, Inc. (b) ..................................         24,507
                                                                    ------------
             IT SERVICES - 1.0%
     3,980   Ciber, Inc. (b) ....................................         10,865
       306   ManTech International Corp., Class A (b) ...........         12,821
     1,185   SAIC, Inc. (b) .....................................         22,124
                                                                    ------------
                                                                          45,810
                                                                    ------------
             MACHINERY - 4.9%
     1,487   Albany International Corp. .........................         13,457
     4,884   Briggs & Stratton Corp. ............................         80,586
     2,275   Terex Corp. (b) ....................................         21,044

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
----------   ----------------------------------------------------   ------------
COMMON STOCKS - (CONTINUED)
             MACHINERY - (CONTINUED)
     6,258   Timken (The), Company ..............................   $     87,362
     2,508   Trinity Industries, Inc. ...........................         22,923
                                                                    ------------
                                                                         225,372
                                                                    ------------
             MEDIA - 0.2%
     3,674   Live Nation, Inc. (b) ..............................          9,810
                                                                    ------------
             METALS & MINING - 2.9%
       900   ArcelorMittal ......................................         18,036
       282   Compass Minerals International, Inc. ...............         15,896
     1,909   Reliance Steel & Aluminum Company ..................         50,264
       250   Rio Tinto PLC, ADR .................................         33,515
     1,353   RTI International Metals, Inc. (b) .................         15,830
                                                                    ------------
                                                                         133,541
                                                                    ------------
             MULTI-UTILITIES - 3.6%
     7,482   NiSource, Inc. .....................................         73,324
     6,906   TECO Energy, Inc. ..................................         77,002
       690   Veolia Environnement, ADR ..........................         14,421
                                                                    ------------
                                                                         164,747
                                                                    ------------
             MULTILINE RETAIL - 1.0%
       537   Dollar Tree, Inc. (b) ..............................         23,923
       642   Family Dollar Stores, Inc. .........................         21,424
                                                                    ------------
                                                                          45,347
                                                                    ------------
             OIL, GAS & CONSUMABLE FUELS - 6.0%
     1,419   Cimarex Energy Company .............................         26,081
     2,345   Forest Oil Corp. (b) ...............................         30,837
     3,820   Mariner Energy, Inc. (b) ...........................         29,605
     1,953   Newfield Exploration Company (b) ...................         44,333
       919   Overseas Shipholding Group, Inc. ...................         20,834
     1,001   Petro-Canada .......................................         26,607
     1,666   Plains Exploration & Production Company (b) ........         28,705
     7,033   Quicksilver Resources, Inc. (b) ....................         38,963
     1,019   Repsol YPF S.A., ADR ...............................         17,415
     1,761   Stone Energy Corp. (b) .............................          5,864
     1,103   Swift Energy Company (b) ...........................          8,052
                                                                    ------------
                                                                         277,296
                                                                    ------------
             PAPER & FOREST PRODUCTS - 2.0%
     7,655   MeadWestvaco Corp. .................................         91,783
                                                                    ------------
             PHARMACEUTICALS - 7.8%
     6,913   Johnson & Johnson ..................................        363,624
                                                                    ------------
             PROFESSIONAL SERVICES - 1.0%
     5,147   MPS Group, Inc. (b) ................................         30,625
     1,002   School Specialty, Inc. (b) .........................         17,625
                                                                    ------------
                                                                          48,250
                                                                    ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
----------   ----------------------------------------------------   ------------
COMMON STOCKS - (CONTINUED)
             REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
     2,667   Cedar Shopping Centers, Inc. .......................   $      4,641
     3,997   DiamondRock Hospitality Company (b) ................         16,028
     2,943   Medical Properties Trust, Inc. .....................         10,742
                                                                    ------------
                                                                          31,411
                                                                    ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
     8,006   Fairchild Semiconductor International, Inc. (b) ....         29,862
     6,743   Integrated Device Technology, Inc. (b) .............         30,681
     4,148   Intersil Corp., Class A ............................         47,702
                                                                    ------------
                                                                         108,245
                                                                    ------------
             SPECIALTY RETAIL - 2.6%
       331   AutoZone, Inc. (b) .................................         53,827
     3,425   Cabela's Inc. (b) ..................................         31,202
       662   Jos. A. Bank Clothiers, Inc. (b) ...................         18,410
       485   Tractor Supply Company (b) .........................         17,489
                                                                    ------------
                                                                         120,928
                                                                    ------------
             THRIFTS & MORTGAGE FINANCE - 1.2%
     5,101   First Niagara Financial Group, Inc. ................         55,601
                                                                    ------------
             TOBACCO - 1.7%
     2,697   Universal Corp. ....................................         80,694
                                                                    ------------
             TRADING COMPANIES & DISTRIBUTORS - 0.4%
     4,315   United Rentals, Inc. (b) ...........................         18,166
                                                                    ------------
             TOTAL INVESTMENTS - 98.4% ) ........................      4,569,955
                (Cost $5,524,708) (c)
             NET OTHER ASSETS AND LIABILITIES - 1.6% ............         73,914
                                                                    ------------
             NET ASSETS - 100.0% ................................   $  4,643,869
                                                                    ============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $112,375 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,067,128.

ADR  American Depositary Receipt

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

VALUATION INPUTS                                INVESTMENTS
----------------                                -----------
Level 1 - Quoted Prices                          $4,569,955
Level 2 - Other Significant Observable Inputs            --
Level 3 - Significant Unobservable Inputs                --
                                                 ----------
TOTAL                                            $4,569,955
                                                 ==========

                 See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
----------   ----------------------------------------------------   ------------
COMMON STOCKS - 98.7%
             AEROSPACE & DEFENSE - 0.8%
     2,543   Axsys Technologies, Inc. (b) .......................   $    106,906
                                                                    ------------
             BIOTECHNOLOGY - 12.9%
    16,919   Amgen, Inc. (b) ....................................        837,829
    19,880   Myriad Genetics, Inc. (b) ..........................        903,944
                                                                    ------------
                                                                       1,741,773
                                                                    ------------
             CONTAINERS & PACKAGING - 1.5%
     7,695   Rock-Tenn Company, Class A .........................        208,150
                                                                    ------------
             DIVERSIFIED CONSUMER SERVICES - 24.1%
    12,579   Apollo Group, Inc., Class A (b) ....................        985,313
    15,318   DeVry, Inc. ........................................        738,021
     8,193   ITT Educational Services, Inc. (b) .................        994,794
     3,006   Strayer Education, Inc. ............................        540,689
                                                                    ------------
                                                                       3,258,817
                                                                    ------------
             FOOD & STAPLES RETAILING - 1.2%
     2,928   Nash Finch Company .................................         82,248
     5,624   Spartan Stores, Inc. ...............................         86,666
                                                                    ------------
                                                                         168,914
                                                                    ------------
             FOOD PRODUCTS - 1.4%
     6,619   TreeHouse Foods, Inc. (b) ..........................        190,561
                                                                    ------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
     5,025   Greatbatch, Inc. (b) ...............................         97,234
                                                                    ------------
             HEALTH CARE TECHNOLOGY - 1.2%
     4,904   Computer Programs & Systems, Inc. ..................        163,156
                                                                    ------------
             HOTELS, RESTAURANTS & LEISURE - 8.9%
    15,782   McDonald's Corp. ...................................        861,224
     6,220   Panera Bread Company, Class A (b) ..................        347,698
                                                                    ------------
                                                                       1,208,922
                                                                    ------------
             INTERNET & CATALOG RETAIL - 3.9%
    12,415   Netflix, Inc. (b) ..................................        532,852
                                                                    ------------
             IT SERVICES - 7.4%
     4,438   ManTech International Corp., Class A (b) ...........        185,952
    43,297   SAIC, Inc. (b) .....................................        808,355
                                                                    ------------
                                                                         994,307
                                                                    ------------
             METALS & MINING - 2.9%
     6,869   Compass Minerals International, Inc. ...............        387,206
                                                                    ------------
             MULTILINE RETAIL - 13.7%
    19,618   Dollar Tree, Inc. (b) ..............................        873,982
    29,133   Family Dollar Stores, Inc. .........................        972,168
                                                                    ------------
                                                                       1,846,150
                                                                    ------------
             PHARMACEUTICALS - 6.4%
    16,468   Johnson & Johnson ..................................        866,217
                                                                    ------------

                 See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
----------   ----------------------------------------------------   ------------
COMMON STOCKS - (CONTINUED)
             SPECIALTY RETAIL - 11.7%
     7,099   AutoZone, Inc. (b) .................................   $  1,154,439
     5,247   Jos. A. Bank Clothiers, Inc. (b) ...................        145,919
     7,715   Tractor Supply Company (b) .........................        278,203
                                                                    ------------
                                                                       1,578,561
                                                                    ------------
             TOTAL INVESTMENTS - 98.7% ..........................     13,349,726
                (Cost $13,101,210) (c)
             NET OTHER ASSETS AND LIABILITIES - 1.3% ............        174,890
                                                                    ------------
             NET ASSETS - 100.0% ................................   $ 13,524,616
                                                                    ============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,245,002 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $996,486.

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

VALUATION INPUTS                                INVESTMENTS
----------------                                -----------
Level 1 - Quoted Prices                         $13,349,726
Level 2 - Other Significant Observable Inputs            --
Level 3 - Significant Unobservable Inputs                --
                                                -----------
TOTAL                                           $13,349,726
                                                ===========

            See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                        FIRST DEFINED PORTFOLIO FUND, LLC
                           MARCH 31, 2009 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Defined Portfolio Fund, LLC (the "Registrant"), a non-diversified open-end management investment company, offers eight variable annuity Portfolios (each a "Portfolio," and collectively, the "Portfolios") as follows:

     Target Managed VIP Portfolio
     The Dow(R) Dart 10 Portfolio
     The Dow(R) Target Dividend Portfolio
     Global Dividend Target 15 Portfolio
     S&P(R) Target 24 Portfolio
     NASDAQ(R) Target 15 Portfolio
     First Trust Target Focus Four Portfolio
     Value Line(R) Target 25 Portfolio

The net asset value ("NAV") of each Portfolio's Membership Interests (each an "Interest", and collectively, the "Interests") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of that Portfolio's Interests outstanding.

Each Portfolio's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board of Trustees of the Registrant. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Registrant's Board of Trustees. All securities and other assets of the Portfolios initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

                        FIRST DEFINED PORTFOLIO FUND, LLC
                           MARCH 31, 2009 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' investments as of March 31, 2009 is included within each Portfolio's Portfolio of Investments.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Portfolios' financial statement disclosures, if any.

B. FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security and foreign currency transactions.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ADDITIONAL INFORMATION

                        FIRST DEFINED PORTFOLIO FUND, LLC
                           MARCH 31, 2009 (UNAUDITED)

                              LICENSING INFORMATION

"Dow Jones Industrial Averagesm," "DJIA(sm)," "The Dow Jones Select Dividend Index(sm)," "Dow Industrials(sm)," "The Dow(R)," "Dow 30(sm)," and "The Dow 10(sm)" are service marks or registered trademarks, as applicable, of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust on behalf of the Registrant. None of the Portfolios, including, and in particular, Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio, The Dow(R) DART 10 Portfolio and the First Trust Target Focus Four Portfolio, are endorsed, sold, or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

"The NASDAQ-100(R)", "NASDAQ-100 Index(R)", "NASDAQ Stock Market(R)" and "NASDAQ(R)" are registered trademarks of The Nasdaq OMX Group, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust on behalf of the Registrant. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have not been passed on by the Corporations as to their legality or suitability. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE REGISTRANT.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500" and "500", S&P MidCap 400","Standard & Poor's MidCap 400", "S&P SmallCap 600" and "Standard & Poor's SmallCap 600" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by First Trust on behalf of the Registrant. The S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio or the First Trust Target Focus Four Portfolio. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations on behalf of Standard & Poor's.

"Value Line(R)", "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust on behalf of the Registrant. The Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio or the First Trust Target Focus Four Portfolio.

"NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The First Trust Target Focus Four Portfolio, based in part on the NYSE International 100 Index(R), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such product. NYSE Group, Inc. has no relationship to the First Trust Target Focus Four Portfolio or First Trust other than the licensing of NYSE International 100 Index(R) and its registered trademarks for use in connection with the First Trust Target Focus Four Portfolio.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Defined Portfolio Fund, LLC


By (Signature and Title)* /s/ James A. Bowen
                          ---------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date 5/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          ---------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date 5/28/09


By (Signature and Title)*  /s/ Mark R. Bradley
                          ---------------------------------------
                          Mark R. Bradley, Treasurer, Controller,
                          Chief Financial Officer and Chief
                          Accounting Officer
                          (principal financial officer)

Date 5/28/09

* Print the name and title of each signing officer under his or her signature.